Lease And Other Commitments And Contingencies (Schedule Of Future Minimum Payments For Capital And Operating Leases) (Details) $ in Millions	Sep. 26, 2015 USD ($)
Lease And Other Commitments And Contingencies [Abstract]
Capital Leases, 2016	$ 28
Capital Leases, 2017	25
Capital Leases, 2018	23
Capital Leases, 2019	21
Capital Leases, 2020	21
Capital Leases, Thereafter	24
Capital Leases, Total net minimum payments	142
Capital Leases, Less: amount representing interest	(16)
Capital Leases, Present value of net minimum lease payments	126
Operating Leases, 2016	50
Operating Leases, 2017	46
Operating Leases, 2018	39
Operating Leases, 2019	34
Operating Leases, 2020	28
Operating Leases, Thereafter	137
Operating Leases, Total net minimum payments	$ 334